Consolidated Balance Sheet Components - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Current maturities of operating lease liability	$ 3,793	$ 3,508
Nonrelated Party
Related Party Transaction [Line Items]
Current maturities of operating lease liability	3,793	3,508
Other	613	666
Total	$ 4,406	$ 4,174